Schedule of Costs and Estimated Earnings in Excess of Billings on Uncompleted Contract (Details) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Contract Revenues	$ 680,369	$ 52,085	$ 5,981,221	$ 143,032	$ 35,913	$ 1,913,987
Recognized in six months ended September 30, 2020			5,556,425			1,717,566
Billing in excess of costs and estimated earnings						1,657,998
Normandy [Member]
Contract Revenues			640,998			640,998
Estimated cost of goods sold (COGS)			578,118			578,118
Estimated Gross Profit			$ 62,880			$ 62,880
Gross Margin			10.00%			10.00%
COGS			$ 329,201			$ 199,482
Total actual COGS			$ 528,683			$ 199,482
Percentage of completion (POC)			100.00%			35.00%
Revenues - POC			$ 640,998			$ 220,886
less: previously recognized			(220,886)
Recognized in six months ended September 30, 2020			420,112			220,886
Bill to Date	640,998		640,998			302,999
Billing in excess of costs and estimated earnings						82,113
Gateway Village [Member]
Contract Revenues			6,692,266			6,692,266
Estimated cost of goods sold (COGS)			4,960,215			4,725,912
Estimated Gross Profit			$ 1,732,051			$ 1,966,354
Gross Margin			26.00%			29.00%
COGS			$ 3,475,730			$ 1,444,397
Total actual COGS			$ 4,920,127			$ 1,444,397
Percentage of completion (POC)			99.00%			31.00%
Revenues - POC			$ 6,632,993			$ 1,496,680
less: previously recognized			(1,496,680)
Recognized in six months ended September 30, 2020			5,136,313			1,496,680
Bill to Date	6,492,274		6,492,274			3,072,565
Billing in excess of costs and estimated earnings	140,719		140,719			1,575,885
Long-Term Contracts [Member]
COGS			3,804,931			1,643,879
Revenues - POC						1,717,566
Recognized in six months ended September 30, 2020			5,556,425
Bill to Date	7,133,272		7,133,272			3,375,564
Billing in excess of costs and estimated earnings	$ 140,719		$ 140,719			$ 1,657,998